Preferred Stock Warrant Liability - Additional Information (Detail)		1 Months Ended
	Sep. 30, 2012 Loan and Security Agreement	Oct. 31, 2005 Series B-2 Preferred Stock	Dec. 31, 2006 Series B-2 Preferred Stock	Sep. 30, 2012 Series E Preferred Stock Loan and Security Agreement
Class of Warrant or Right [Line Items]
Preferred Stock, issued per share amount	12.11	5.13
Warrant, expiration date		Oct. 31, 2015
Warrant to purchase shares of preferred stock		15,599	38,997	16,516
Warrants issued as Percentage of Amount drawn under credit facility	4.00%